Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Loans	$ 467,741	$ 357,950	$ 369,970	$ 356,871	$ 341,829
Paycheck Protection Program [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	74,750
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	147,229	130,998
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	32,920	23,043
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,709	7,600
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	75,013	71,122
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,615	51,216
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,098	1,939
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	64,334	59,075
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	11,073	12,957
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	455,617	344,220
Pass [Member] | Paycheck Protection Program [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	74,750
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	143,222	126,498
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	31,263	21,253
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,709	7,600
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	72,085	67,647
Pass [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,661	50,255
Pass [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	3,098	1,939
Pass [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	61,828	56,151
Pass [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	11,001	12,877
Watch [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	6,603	9,014
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,113	1,194
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	344	1,477
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,145	2,464
Watch [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	661	879
Watch [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,321	2,921
Watch [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	19	79
Sub-standard [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,521	4,716
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,894	3,306
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,313	313
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	783	1,011
Sub-standard [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	293	82
Sub-standard [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	185	3
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 53	$ 1